Note 3. Summary of Significant Accounting Policies: Use of Estimates (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from those estimates. Significant estimates made by management are, among others, deferred taxes.